CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Schedule of Total Long-term Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Long-term investments	$ 59,799	$ 74,588
Cost Method [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Long-term investments	2,371	6,081
Cost Method [Member] | Cortina [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Long-term investments		3,348
Cost Method [Member] | GCT Semiconductor, Inc. [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Long-term investments	811	811
Cost Method [Member] | Xalted Networks [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Long-term investments		22
Cost Method [Member] | SBI [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Long-term investments	1,560	1,900
Equity Method [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Long-term investments	9,228	14,536
Equity Method [Member] | UiTV Media Inc [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Long-term investments		5,308
Equity Method [Member] | ACELAND [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Long-term investments	2,109	2,109
Equity Method [Member] | Shareholder Loan to ACELAND [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Long-term investments	7,119	7,119
Available for sale [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Long-term investments	48,200	53,971
Available for sale [Member] | UiTV Media Inc [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Long-term investments	20,000	25,971
Available for sale [Member] | AioTV [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Long-term investments	8,000	8,000
Available for sale [Member] | UTStarcom Hong Kong Holdings Ltd. [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Long-term investments	$ 20,200	$ 20,000